Demonstration Plant (Tables)	6 Months Ended
Jun. 30, 2025
Demonstration Plant
Schedule of Demonstration Plant Cost	Demonstration Plant operation costs are comprised of the following (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Personnel	$842	$1,265	$1,488	$2,278
Reagents	18	4	40	17
Repairs and maintenance	25	8	56	18
Supplies	204	419	302	711
Test work	6	240	9	342
Office trailer	16	27	23	44
Other	26	46	74	65
Total costs	$1,137	$2,009	$1,992	$3,475